John Hancock Funds II
Supplement dated May 31, 2011
to the current Prospectus dated December 31, 2010
Active Bond Fund
The “Principal Investment Strategies” section is revised to include the following:
As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.
Blue Chip Growth Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may invest significantly in the information technology sector.
The Principal risks section is revised to include the following:
Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.
Capital Appreciation Fund
The “Principal Investment Strategies” section is revised to include the following:
Seeking to invest in companies with above-market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.
The Principal risks section is revised to include the following:
Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.
Core Bond Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Emerging Markets Fund (formerly known as the Emerging Markets Value Fund)
The “Principal Investment Strategies” section is revised to include the following:
The fund may have significant investments in the financial services sector.
The Principal risks section is revised to include the following:
Financial sector risk Because the fund may invest in financial services companies, the fund’s performance may be negatively affected by volatility in financial and credit markets as well as economic, business or political developments. Financial services companies can be adversely affected by, among other things, regulatory changes, the rate of debt defaults, interest rates, and price competition.
Global Bond Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.
The Principal risks section is revised to include the following:
Financial sector risk Because the fund may invest in financial services companies, the fund’s performance may be negatively affected by volatility in financial and credit markets as well as economic, business or political developments. Financial services companies can be adversely affected by, among other things, regulatory changes, the rate of debt defaults, interest rates, and price competition.
High Yield Fund
The “Principal Investment Strategies” section is revised to include the following:
Corporate Bonds, Preferred Stocks and Convertible Securities
Moody’s	Ba through C

Standard & Poor’s	BB through D
As part of the non-investment-grade securities investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or, if unrated, considered to be of equivalent quality by the subadviser.
Optimized Value Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may have significant investments in the financial services sector.
The Principal risks section is revised to include the following:

Financial sector risk Because the fund may invest in financial services companies, the fund’s performance may be negatively affected by volatility in financial and credit markets as well as economic, business or political developments. Financial services companies can be adversely affected by, among other things, regulatory changes, the rate of debt defaults, interest rates, and price competition.
Small Cap Value Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may have significant investments in the financial services sector.
The Principal risks section is revised to include the following:
Financial sector risk Because the fund may invest in financial services companies, the fund’s performance may be negatively affected by volatility in financial and credit markets as well as economic, business or political developments. Financial services companies can be adversely affected by, among other things, regulatory changes, the rate of debt defaults, interest rates, and price competition.
Small Cap Growth Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may invest significantly in the information technology sector.
The Principal risks section is revised to include the following:
Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.
Small Company Growth Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may invest significantly in the information technology sector.
The Principal risks section is revised to include the following:
Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

U.S. Multi Sector Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may make significant investments in the information technology and health care services sectors.
The Principal risks section is revised to include the following:
Health care services risk Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.
Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.
International Value Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.
The Principal risks section is revised to include the following:
Telecommunications risk The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
U.S. High Yield Bond Fund
The “Principal Investment Strategies” section is revised to include the following:
The fund may invest significantly in issuers in the communications sector.
The Principal risks section is revised to include the following:
Communications risk Because the fund may invest in securities of companies in the communications field, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund’s performance.